Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

7. Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31, 2017	As of December 31, 2016
Computer hardware and software	26,001	22,334
Office furniture and fixture	11,915	9,071
Buildings	2,790	2,298
Land	64	75

Total property and equipment	40,770	33,778

Accumulated depreciation	$(24,599)	$(20,061)

Total property and equipment, net	$16,171	$13,717

Total depreciation expense for the years 2017 and 2016 is $5,075 and $5,089, respectively.